Acquisition of Windfall Project - Summary of Acquisition Consideration of Joint Venture (Details) $ in Millions, $ in Millions							5 Months Ended		8 Months Ended				12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 CAD ($)	May 02, 2023 USD ($)	May 02, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CAD ($)	May 02, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash considerations													$ 247.1		$ 0.0	$ 0.0
Investment in joint ventures	$ 538.6						$ 538.6		$ 538.6		$ 538.6		538.6		72.5
Windfall Project
Disclosure of detailed information about business combination [line items]
Cash considerations	12.8	$ 16.9	$ 12.8	$ 16.9	$ 221.5	$ 300.0	25.6	$ 33.8			247.1	$ 333.8
Cash considerations									69.1	$ 93.0				$ 93.0
Net change in fair value									7.3	9.9
Share of loss									(28.4)	(38.3)
Translation									10.7	0.0
Investment in joint ventures	$ 538.6						$ 538.6		538.6		$ 538.6		$ 538.6		$ 0.0		$ 713.6		$ 0.0
Windfall Project | C$300.0 million contingent consideration – initial fair value
Disclosure of detailed information about business combination [line items]
Contingent and exploration considerations					190.8												300.0	$ 258.4
Net change in fair value									7.3	9.9
Windfall Project | C$75.0 million exploration consideration – initial present value
Disclosure of detailed information about business combination [line items]
Contingent and exploration considerations					$ 39.1												$ 75.0	$ 52.9
Net change in fair value									$ 2.9	$ 3.9